Investment in National CineMedia - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Cost-method Investments [Line Items]
Theatre access fees per patron			$ 0.07
Increase in percentage of payment per theatre patron			8.00%
Duration of percentage increase in theatre access fees per patron			5 years
Initial payment per digital screen			800
Payment per digital screen			1,021	972	926
Percentage of annual increase in payment per digital screen			5.00%
Minimum percentage of aggregate advertising revenue for payment of fees			12.00%
Remaining term of exhibitor services agreement			24 years
Number of additional common units of NCM received under Common Unit Adjustment Agreement	598,724	549,417			1,757,548
Change of interest gain					271,000
Investment in NCM - receipt of common units			9,137,000	9,302,000	30,683,000
Total number of common units of NCM owned by Company			18,094,644
Interest on common units of NCM owned by Company			16.00%
Deferred Revenue
Schedule of Cost-method Investments [Line Items]
Investment in NCM - receipt of common units	9,137,000		9,137,000	9,302,000	30,683,000
Receipt of common units due to annual common unit adjustment		9,302,000
Investment In Ncm
Schedule of Cost-method Investments [Line Items]
Investment in NCM - receipt of common units			(9,137,000)	(9,302,000)	(30,683,000)
Common unit convertible into share of NCMI common stock, conversion ratio			1
Estimated fair value of investment in NCM			$ 255,677
Common units of NCM owned by Company, price per-share			$ 14.13